AMERITAS LIFE INSURANCE CORP.
                               ("Ameritas Life")

              AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
                              ("Separate Account")

                                 Supplement to
                              Ameritas Advisor VUL
                          Prospectus Dated May 1, 2010

                        Supplement Dated August 17, 2010


Effective May 1, 2009, a new Subaccount with the PIMCO Total Return Portfolio, Administrative Class as the underlying Investment Option was added to your Ameritas Advisor VUL Policy. The following information is added to your prospectus to describe the underlying portfolio and Subaccount.

A. The following information is added to the Portfolio Company Operating Expenses chart beginning on page 7 (these expenses are for the year ended December 31, 2009):

                                                                  Acquired                               Total Expenses
o  Subaccount's underlying          Management   12b-1   Other    Fund Fees    Total         Waivers   after Waivers and
   Portfolio Name *                    Fees      Fees**   Fees       and    Portfolio Fees      and       Reductions,
                                                                   Expense                  Reductions      if any
-------------------------------- -------------- ------- -------- ---------- -------------- ----------- -----------------
PIMCO VIT, Administrative Class
-------------------------------- -------------- ------- -------- ---------- -------------- ----------- -----------------
Total Return                         0.50%(1)    0.15%  0.09%(2)      -          0.64%          -            0.64%
-------------------------------- -------------- ------- -------- ---------- -------------- ----------- -----------------

PIMCO (1) "Management Fees" reflect an advisory and a supervisory and administrative fee payable by the Portfolio to PIMCO.
PIMCO (2) "Other Fees" reflect interest expense. Interest expense is based on the amounts incurred during the Portfolio's most recent fiscal year as a result of entering into certain investment, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy.

* Short cites are used in this list. The "Investment Options" section uses complete portfolio names.
** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

B. The following Subaccount is added to the prospectus's Investment Options section beginning on page 13:

                    FUND NAME                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                       Portfolio Type / Summary of Investment Strategy
---------------------------------------------------  -----------------------------------------------
         PIMCO Variable Insurance Trust                  Pacific Investment Management Company LLC
---------------------------------------------------  -----------------------------------------------
PIMCO Total Return Portfolio, Administrative Class   Total return.
---------------------------------------------------  -----------------------------------------------

C. Please see the PIMCO Variable Insurance Trust prospectus dated May 1, 2010 for more information about the PIMCO Total Return Portfolio, Administrative Class.


All other provisions of your Policy remain as stated in your Policy and prospectus as previously amended.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
      If you do not have a current prospectus, please contact Ameritas at
                                1-800-255-9678.